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                 [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]



DAVID S. GOLDSTEIN
DIRECT LINE: 202.383.0606
Internet: dgoldstein@sablaw.com

                                  May 4, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   MLIG Variable Insurance Trust
            File Nos. 333-83074 and 811-21038

Commissioners:

     On behalf of the MLIG Variable Insurance Trust (the "Trust"), pursuant to paragraph (j) of Rule 497, I hereby certify that the form of prospectuses and the statement of additional information dated May 1, 2004 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

     If you have any questions or comments, please call the undersigned at the above number or Cynthia A. Reid at (202) 383-0472.

                                             Sincerely,

                                             /s/ David S. Goldstein

                                             David S. Goldstein


cc: Edward W. Diffin, Jr., Esq. (MLIG)
    Christopher Palmer, Esq. (S&G)
    Gregory Pickard, Esq. (JPMorgan)
    Cynthia A. Reid, Esq. (SA&B)